SUMMARY OF MATERIAL ACCOUNTING POLICIES - Gain on Transactions with Bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Gain on transaction with bonds	$ 1,340	$ 4,958	$ 9,157